Other Financial Assets	12 Months Ended
Dec. 31, 2022
Disclosure of other financial assets [abstract]
Other Financial Assets

NOTE 9. OTHER FINANCIAL ASSETS
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.22	12.31.21
Receivables from Spot Sales of Foreign Currency Pending Settlement	1,155,655	773,442
Receivables from Spot Sales of Government Securities Pending Settlement	22,933,099	6,771,638
Sundry Debtors	18,351,056	25,971,354
Mutual Funds	10,559,086	8,652,774
Premiums from financial guarantee contracts	485,652	582,282
Interest accrued receivable	2,277,032	2,836,694
Fiduciary Participation Certificates	—	23,449
Balances from claims pending recovery	15,698	29,455
Others	—	12,130
Minus: Allowances	(205,964)	(126,300)
Total	55,571,314	45,526,918
The credit rating quality analysis of Other Financial Assets as of December 31, 2022, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Balances from claims pending recovery
Not yet due	1,155,655	22,933,099	18,343,954	10,559,086	485,652	2,277,032	15,698
Impaired/Uncollectible	—	—	7,102	—	—	—	—
Allowances	—	—	(205,964)	—	—	—	—
Total	1,155,655	22,933,099	18,145,092	10,559,086	485,652	2,277,032	15,698
The main factors considered by the Group to determine the impaired assets are their due date status and the possibility to realize the related collateral, if appropriate.
Related-party information is disclosed in Note 51.